Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2012
EQ/Natural Resources PLUS Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EQ/Natural Resources PLUS Portfolio – Class IB and K Shares
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks to achieve long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategy:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of domestic and foreign companies within the natural resources sector or in other securities or instruments the value of which is related to the market value of some natural resources asset. Such equity securities may include common stocks, preferred stocks, depositary receipts, rights and warrants. The Portfolio normally invests in companies that are involved directly or indirectly in the exploration, development, production or distribution of natural resources. This includes companies that provide services to use, or may benefit from, developments in the natural resources sector or companies that develop, design or provide products and services significant to a country’s or region’s infrastructure and its future evolution. For these purposes “natural resources” generally include: energy (such as utilities, producers/developers, refiners, service/drilling), alternative energy (such as hydrogen, wind, solar), industrial products (such as building materials, cement, packaging, chemicals, supporting transport and machinery), forest products (such as lumber, pulp, paper), base metals (such as aluminum, copper, nickel, zinc, iron ore and steel), precious metals and minerals (such as gold, silver, diamonds), and agricultural products (grains and other foods, seeds, fertilizers, water). The Portfolio is non-diversified, which means that it may invest in a limited number of issuers.

The Portfolio generally intends to invest in the securities of mid- to large-capitalization companies, but may also invest a significant portion of its assets in smaller capitalization companies, which are generally companies with market capitalizations of $2.0 billion or less at the time of investment. In addition to its investments in companies in the natural resources sector, the Portfolio also may invest up to 20% of its net assets in equity and/or debt securities of any type of U.S. or foreign issuer. The Portfolio also may have exposure to companies located in, and/or doing business in, emerging markets.

The Portfolio’s assets normally are allocated among two investment managers, each of which manages its portion of the Portfolio using a different but complementary investment strategy. One portion of the Portfolio is actively managed (“Active Allocated Portion”) and one portion of the Portfolio seeks to track the performance of a particular index (“Index Allocated Portion”). Under normal circumstances, the Active Allocated Portion consists of approximately 25-35% of the Portfolio’s net assets and the Index Allocated Portion consists of approximately 65-75% of the Portfolio’s net assets. Approximately 10% of the Portfolio’s assets may be invested in exchange-traded funds (“Underlying ETFs”) that meet the investment criteria of the Portfolio (“ETF Allocated Portion”). The Underlying ETFs in which the ETF Allocated Portion may invest may be changed from time to time without notice or shareholder approval.

The Adviser to the Active Allocated Portion seeks to provide long-term capital growth by investing primarily in equity securities of companies around the world in any or all of the energy and materials sectors. The Active Allocated Portion primarily invests in common stocks, but it also may invest in other equity securities that the Adviser believes provide opportunities for capital appreciation. The Adviser to the Active Allocated Portion considers foreign companies to include those companies that are organized or headquartered outside of the U.S. Foreign securities include securities issued by companies in countries with either developed or developing economies.

The investment process of the Adviser to the Active Allocated Portion is primarily based on fundamental research combined with an analysis of quantitative and technical factors. The Adviser seeks to establish a view of long-term commodity prices that is reflective of normal market conditions and assess those companies that have the greatest growth potential or value at these prices. The Adviser seeks to identify stocks that, through its analysis, demonstrate the greatest potential for growth in reserves, production and cash flow at assumed commodity prices. Accordingly, in choosing investments for the Active Allocated Portion, the Adviser combines top-down global macro allocation within various natural resources subsectors (e.g., energy, agriculture, metals and mining) with bottom-up stock selection. The Adviser seeks global companies that have identifiable, predictable drivers of future earnings growth, including high and sustainable profitability and sound financial positions, strong management and continuity, and attractive relative valuations. The Adviser determines buy and sell decisions by comparing its assessment of the net asset value of a company and/or project to the current market value. The Adviser may sell a security for a variety of reasons, such as where management of a company deviates from its strategic direction, the geological model does not meet expectations or to make other investments believed to offer superior investment opportunities.

The Index Allocated Portion of the Portfolio seeks to track the performance (before fees and expenses) of the MSCI World Commodity Producers Index with minimal tracking error. This strategy is commonly referred to as an indexing strategy. Generally, the Index Allocated Portion uses a full replication technique, although in certain instances a sampling approach may be utilized for a portion of the Index Allocated Portion. The Index Allocated Portion also may invest in other instruments, such as futures and options contracts, that provide comparable exposure as the index without buying the underlying securities comprising the index.

The Portfolio also may use derivatives, such as exchange-traded futures and options contracts on securities indices, and forwards to manage equity exposure, for hedging purposes to protect against losses or reduce volatility resulting from changes in interest rates, market indices or foreign exchange rates and to reduce the Portfolio’s exposure to changes in the value of foreign currencies relative to the U.S. dollar.

The Portfolio’s investments in derivatives may be deemed to involve the use of leverage because the Portfolio is not required to invest the full market value of the contract upon entering into the contract but participates in gains and losses on the full contract price. The use of derivatives also may be deemed to involve the use of leverage because the heightened price sensitivity of some derivatives to market changes may magnify the Portfolio’s gain or loss.

		AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”) has been granted relief by the Securities and Exchange Commission to hire, terminate and replace Advisers and amend advisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval. However, the Manager may not enter into an advisory agreement on behalf of the Portfolio with an “affiliated person” of the Manager, such as AllianceBernstein L.P., unless the advisory agreement is approved by the Portfolio’s shareholders. The Manager is responsible for overseeing Advisers and recommending their hiring, termination and replacement to the Board of Trustees.
Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio. Performance may be affected by one or more of the following risks.

Derivatives Risk. A Portfolio’s investments in derivatives may rise or fall more rapidly than other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and a Portfolio could lose more than the principal amount invested. In addition, it may be difficult or impossible for a Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Portfolio. Derivatives also may be subject to certain other risks such as leveraging risk, interest rate risk, credit risk, the risk that a counterparty may be unable or unwilling to honor its obligations, and the risk of mispricing or improper valuation. Derivatives also may not behave as anticipated by the Portfolio, especially in abnormal market conditions.

Equity Risk. In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions.

Exchange Traded Funds Risk. When a Portfolio invests in ETFs, it will indirectly bear fees and expenses charged by the ETF, in addition to the advisory and other fees paid directly by the Portfolio. A Portfolio’s investment in an ETF involves other considerations. For example, shares of ETFs are listed and traded on securities exchanges and in over-the-counter markets, and the purchase and sale of these shares involve transaction fees and commissions. Also, even though the market price of an ETF is derived from the securities it owns, such price at any given time may be at, below or above the ETF’s net asset value. In addition, many ETFs invest in securities included in, or representative of, underlying indexes regardless of investment merit or market trends and, therefore, these ETFs do not change their investment strategies to respond to changes in the economy, which means that an ETF may be particularly susceptible to a general decline in the market segment relating to the relevant index. There is also the risk that an ETF’s performance may not match that of the relevant index. In addition, it is also possible that an active trading market for an ETF may not develop or be maintained, in which case the liquidity and value of a Portfolio’s investment in the ETF could be substantially and adversely affected.

Focused Portfolio Risk. A Portfolio that employs a strategy of investing in the securities of a limited number of companies, some of which may be in the same industry, including a Portfolio that is classified as “non-diversified”, may incur more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on the Portfolio’s net asset value. Further, such a Portfolio may be more sensitive to events affecting a single industry. The use of such a focused investment strategy may increase the volatility of the Portfolio’s investment performance, as the Portfolio may be more susceptible to risks associated with a single economic, political or regulatory event than a Portfolio more broadly invested.

Foreign Securities Risk: Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision than domestic markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

Currency Risk. Investments in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Depositary Receipts Risk. Investments in depositary receipts (including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts) are generally subject to the same risks of investing in the foreign securities that they evidence or into which they may be converted. In addition, issuers underlying unsponsored depositary receipts may not provide as much information as U.S. issuers and issuers underlying sponsored depositary receipts. Unsponsored depositary receipts also may not carry the same voting privileges as sponsored depositary receipts.

Emerging Markets Risk. There are greater risks involved in investing in emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

Global Natural Resources Risk. A Portfolio that invests in global natural resources securities involve risks including greater price volatility than securities of companies in other industries due to factors such as the cost assumed by natural resource companies in complying with environmental, safety and other applicable regulations, changes in supply of, or demand for, various natural resources, changes in energy prices, the success of exploration projects, changes in commodity prices, and special risks associated with natural or man-made disasters. Additionally, prices of precious metals and of precious metal related securities have historically been very volatile due to various economic, financial, social and political factors and may adversely affect the financial condition of companies involved with precious metals.

Index Strategy Risk. A Portfolio that employs an index strategy generally invests in the securities included in the relevant index or a representative sample of such securities regardless of market trends. Such a Portfolio generally will not modify its index strategy to respond to changes in the economy, which means that it may be particularly susceptible to a general decline in the market segment relating to the relevant index. In addition, although the index strategy attempts to closely track its benchmark index, the Portfolio may not invest in all of the securities in the index. Also, the Portfolio’s fees and expenses will reduce the Portfolio’s returns, unlike those of the benchmark index. Cash flow into and out of the Portfolio, portfolio transaction costs, changes in the securities that comprise the index, and the Portfolio’s valuation procedures also may affect the Portfolio’s performance. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.

Large-Cap Company Risk. Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Leveraging Risk. When a Portfolio leverages its holdings, the value of an investment in that Portfolio will be more volatile and all other risks will tend to be compounded. For example, a Portfolio may take on leveraging risk when it engages in derivatives transactions, invests in collateral from securities loans or borrows money.

Liquidity Risk. The risk that certain investments may be difficult or impossible for a Portfolio to purchase or sell at an advantageous time or price or in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Portfolio.

Mid-Cap and Small-Cap Company Risk. A Portfolio’s investments in mid- and small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

		Sector Concentration Risk. A Portfolio that invests primarily in a particular sector could experience greater volatility than portfolios investing in a broader range of industries.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Portfolio has not commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Portfolio has been in operation for one full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information will be available in the Prospectus after the Portfolio has been in operation for one full calendar year.
EQ/Natural Resources PLUS Portfolio | Class IB Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.12%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[1]
1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	354
EQ/Natural Resources PLUS Portfolio | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.87%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%	[1]
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	276

[1]	Based on estimated amounts for the current fiscal year.
[2]	Pursuant to a contract, AXA Equitable Funds Management Group, LLC ("FMG LLC" or the "Manager") has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of average daily net assets of 1.10% for Class IB shares and 0.85% for Class K shares of the Portfolio. The Expense Limitation Arrangement may be terminated by FMG LLC at any time after April 30, 2013.